Note 18 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non hedging interest rate swaps	$ (436)	$ (1,113)	$ (3,554)
Ineffective portion of hedging interest rate swaps		0	0
Forward contracts	(112)	197	(437)
Total	$ (548)	$ (916)	$ (3,991)